Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income	$ 618,322	$ (18,939)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	571,374	45,697
Accretion of asset retirement obligation	810	198
Stock-based Compensation	139,738
Deferred taxes	327,885
Contribution for allocation of general and administrative expenses		65,955
Gain from sale of oil and gas properties	(3,004,721)
Changes in operating assets and liabilities:
Accounts receivable - oil and gas sales	(693,228)	(19,678)
Prepaid expenses	(198,032)
Deposits	(10,000)
Payable to affiliated companies	817,504
Accounts payable and accrued liabilities	212,360	(24,263)
Net cash provided by (used in) provided by operating activities	(1,217,988)	48,970
Cash flows from investing activities:
Additions to property and equipment	(495,049)
Additions to oil and gas properties	(8,529,034)	(71,009)
Proceeds from sale of oil and gas properties	5,371,788
Net cash used in investing activities	(3,652,295)	(71,009)
Cash flows from financing activities:
Proceeds from sale of ordinary shares	2,000,009
Proceeds from loans from directors	1,300,000
Proceeds from founder loans		22,000
Net cash provided by financing activities	3,300,009	22,000
Net decrease in cash and cash equivalents	(1,570,274)	(39)
Cash and cash equivalents at beginning of period	2,118,533	12,990
Cash and cash equivalents at end of period	548,259	12,951
Non-cash investing and financing activities:
Addition to oil and gas properties through increase in accrued joint interest billings payable	8,225,664	256,062
Addition to oil and gas properties through increase in payable to Arabella Petroleum Company LLC		$ 6,415,364